Nuveen Short Term Municipal Bond Fund
Portfolio of Investments June 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 96.1%
X 756,501,558 MUNICIPAL BONDS - 95.8%
X 756,501,558
Alabama - 3.2%
$ 1,000 Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series
2020, 5.000%, 7/01/27 - BAM Insured
No Opt. Call AA $ 1,107,820
6,335 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 3 Series 2018A, 4.000%, 12/01/48, (Mandatory Put 12/01/23)
9/23 at 100.31 A2 6,446,116
3,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 6 Series 2021B, 4.000%, 10/01/52, (Mandatory Put 12/01/26)
9/26 at 100.79 N/R 3,037,470
1,590 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2022 Sub D-1, 4.000%, 7/01/52, (Mandatory Put 6/01/27)
3/27 at 100.17 N/R 1,637,843
Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020:
385 5.000%, 8/01/22 - AGM Insured No Opt. Call AA 385,859
450 5.000%, 8/01/23 - AGM Insured No Opt. Call AA 463,770
350 Gardendale, Alabama, General Obligation Warrants, Series 2021B,
4.000%, 5/01/25
No Opt. Call AA- 366,387
1,795 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/25)
No Opt. Call A1 1,709,917
7,475 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49, (Mandatory
Put 6/01/24)
3/24 at 100.29 A1 7,549,600
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds,
Project 1, Series 2021A, 4.000%, 10/01/25
No Opt. Call A2 1,019,240
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds,
Project 4, Series 2022B-1, 5.000%, 8/01/25
No Opt. Call N/R 1,043,060
598 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 4.500%, 5/01/32, 144A
5/29 at 100.00 N/R 539,663
24,978 Total Alabama 25,306,745
Alaska - 0.1%
1,000 North Slope Borough, Alaska, General Obligation Bonds, Refunding
School Series 2021B, 5.000%, 6/30/24
No Opt. Call AA 1,058,440
Arizona - 3.7%
385 Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2021A, 5.000%, 2/01/26
No Opt. Call AA- 416,963
1,320 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
2.700%, 12/01/37, (AMT), (Mandatory Put 8/14/23)
No Opt. Call A+ 1,328,052
6,930 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 A+ 7,253,631
1,820 Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017A, 1.875%, 9/01/32,
(AMT), (Mandatory Put 3/31/23)
No Opt. Call A+ 1,815,050

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
Maricopa County Industrial Development Authority,
Arizona, Hospital Revenue Bonds, HonorHealth, Series
2019A:
$ 450 5.000%, 9/01/22 No Opt. Call A+ $ 452,628
500 5.000%, 9/01/23 No Opt. Call A+ 518,710
375 Maricopa County School District 3 Tempe Elementary, Arizona, General
Obligation Bonds, School Improvement Project 2016, Series 2021C,
5.000%, 7/01/25
No Opt. Call N/R 404,767
1,635 Maricopa County Special Health Care District, Arizona, General Obligation
Bonds, Series 2021D, 5.000%, 7/01/24
No Opt. Call Aa3 1,727,721
1,500 Maricopa County Unified School District 4 Mesa, Arizona, General
Obligation Bonds, 2018 Project, School Improvement Series 2022E,
5.000%, 7/01/24
No Opt. Call N/R 1,586,265
2,450 Maricopa County Unified School District 4 Mesa, Arizona, General
Obligation Bonds, School Improvement, Project of 2018 Series 2020C,
5.000%, 7/01/25
No Opt. Call Aa2 2,645,975
1,250 Maricopa County Unified School District 48, Scottsdale, Arizona, General
Obligation Bonds, Refunding Series 2020, 5.000%, 7/01/24
No Opt. Call Aa1 1,321,888
2,075 Navajo County Unified School District 32 Blue Ridge, Arizona, General
Obligation Bonds, Refunding Series 2021, 4.000%, 7/01/24 - BAM
Insured
No Opt. Call N/R 2,152,024
Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B:
1,500 5.000%, 7/01/24, (AMT) No Opt. Call A1 1,571,280
3,500 5.000%, 7/01/26, (AMT) No Opt. Call A1 3,777,935
2,000 Yavapai County Industrial Development Authority, Arizona, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2003A-2,
2.200%, 3/01/28, (AMT), (Mandatory Put 6/03/24)
No Opt. Call A- 1,954,460
27,690 Total Arizona 28,927,349
California - 2.4%
5,605 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanente System, Series 2017C, 5.000%, 8/01/31, (Mandatory Put
11/01/22)
No Opt. Call AA- 5,665,534
3,000 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Republic Services Inc. Project, Refunding Series 2021A, 1.875%,
7/01/41, (AMT), (Mandatory Put 10/03/22)
No Opt. Call N/R 2,998,020
1,930 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Waste Management Inc. Project, Series 2020A, 2.100%,
10/01/45, (AMT), (Mandatory Put 9/01/22)
No Opt. Call A- 1,929,904
7,465 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2017D,
5.000%, 5/01/23, (AMT), (ETM)
No Opt. Call A1 (4) 7,658,567
500 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25
No Opt. Call AA- 555,375
18,500 Total California 18,807,400
Colorado - 4.9%
660 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020,
3.375%, 12/01/26, 144A
12/25 at 103.00 N/R 621,205
550 Bromley Park Metropolitan District No. 2, In the City of Brighton, Adams
and Weld Counties, Colorado, Senior General Obligation Limited Tax
Refunding Bonds, Series 2018A, 5.000%, 12/01/22 - BAM Insured
No Opt. Call AA 557,348

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 250 Canon City Area Fire Protection District, Fremont County, Colorado,
Certificates of Participation, Series 2021F, 4.000%, 12/01/25 - AGM
Insured
No Opt. Call AA $ 262,878
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Aspen View Academy Project, Series 2021:
50 4.000%, 5/01/24 No Opt. Call Baa3 50,318
100 4.000%, 5/01/26 No Opt. Call Baa3 99,889
5,750 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019B, 5.000%, 11/15/49,
(Mandatory Put 11/19/26)
No Opt. Call AA 6,337,018
5,825 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2018B, 5.000%,
11/15/48, (Mandatory Put 11/20/25)
No Opt. Call AA 6,300,844
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Boulder Community Health Project, Series 2020:
300 5.000%, 10/01/23 No Opt. Call A- 311,325
350 5.000%, 10/01/24 No Opt. Call A- 368,232
200 5.000%, 10/01/25 No Opt. Call A- 214,060
250 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/25
No Opt. Call BBB+ 263,600
2,325 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/01/25)
2/25 at 100.00 BBB+ 2,430,229
Crystal Valley Metropolitan District 2, Douglas County,
Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2020A:
140 5.000%, 12/01/23 - AGM Insured No Opt. Call AA 145,885
175 5.000%, 12/01/24 - AGM Insured No Opt. Call AA 186,244
1,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013A, 5.000%, 11/15/22, (AMT)
No Opt. Call A+ 1,011,300
Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A:
5,000 5.000%, 12/01/22, (AMT) No Opt. Call A+ 5,062,700
2,000 5.000%, 12/01/25, (AMT) No Opt. Call A+ 2,151,040
1,000 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2020A, 5.000%, 9/01/27
No Opt. Call A 1,116,050
Foothills Park and Recreation District, Jefferson County,
Colorado, Lease Revenue Bonds, Certificates of
Participation, Series 2021:
220 4.000%, 12/01/24 No Opt. Call AA- 229,484
200 4.000%, 12/01/25 No Opt. Call AA- 211,108
Gold Hill Mesa Metropolitan District 2, Colorado Springs,
El Paso County, Colorado, Limited Tax General Obligation
and Special Revenue Bonds, Refunding & Improvement
Series 2022A:
200 5.000%, 12/01/22 - BAM Insured No Opt. Call N/R 201,774
215 5.000%, 12/01/24 - BAM Insured No Opt. Call N/R 224,490
290 5.000%, 12/01/26 - BAM Insured No Opt. Call N/R 309,181
525 Groundwater Management Subdistrict, Adams, Morgan and Weld
Counties, Colorado, Limited Tax General Obligation Bonds, Series 2021,
5.000%, 12/01/24 - BAM Insured
No Opt. Call AA 560,002
225 Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021, 5.000%,
12/01/25 - AGM Insured
No Opt. Call AA 245,135

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 4,855 Moffat County, Colorado, Pollution Control Revenue Bonds, Tri-State
Generation and Transmission Association, Inc. Project, Refunding Series
2009, 2.000%, 3/01/36, (Mandatory Put 10/03/22)
No Opt. Call A3 $ 4,848,786
North Pine Vistas Metropolitan District 3, Castle Pines,
Douglas County, Colorado, Limited Tax General Obligation
Bonds, Refunding & Improvement Senior Series 2021A:
100 5.000%, 12/01/23 - AGM Insured No Opt. Call N/R 103,963
220 5.000%, 12/01/24 - AGM Insured No Opt. Call N/R 233,442
Prairiestar Metropolitan District 2, Larimer County,
Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2021A:
100 5.000%, 12/01/23 - BAM Insured No Opt. Call N/R 103,920
190 5.000%, 12/01/24 - BAM Insured No Opt. Call N/R 201,978
100 5.000%, 12/01/25 - BAM Insured No Opt. Call N/R 108,231
Rendezous Residential Metropolitan District, Grand
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2022:
560 4.000%, 12/01/22 - AGM Insured No Opt. Call N/R 565,253
275 4.000%, 12/01/24 - AGM Insured No Opt. Call N/R 285,279
1,000 Sand Creek Metropolitan District, Colorado, General Obligation Limited
Tax Bonds, Refunding Series 2020A, 4.000%, 12/01/23 - AGM Insured
No Opt. Call N/R 1,027,820
1,160 University of Colorado Hospital Authority, Colorado, Revenue Bonds,
Refunding Series 2019C, 5.000%, 11/15/47, (Mandatory Put 11/15/24)
5/24 at 100.00 AA 1,215,506
Vauxmont Metropolitan District, Arvada, Colorado, Limited
Tax General Obligation and Special Revenue Bonds,
Convertible to Unlimited Tax Refunding Subordinate Series
2019:
105 5.000%, 12/15/22 - AGM Insured No Opt. Call AA 106,488
260 5.000%, 12/15/24 - AGM Insured No Opt. Call AA 276,169
Westminster Public Schools, Adams County, Colorado,
Certificates of Participation, Improvement Series 2020A:
175 4.000%, 12/01/23 - AGM Insured No Opt. Call AA 179,697
200 4.000%, 12/01/24 - AGM Insured No Opt. Call AA 207,714
37,100 Total Colorado 38,935,585
Connecticut - 0.4%
1,000 Connecticut State, General Obligation Bonds, Series 2022C, 4.000%,
6/15/25
No Opt. Call N/R 1,047,720
365 Connecticut State, General Obligation Bonds, Series 2022D, 5.000%,
9/15/25
No Opt. Call N/R 396,324
1,200 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2020A, 5.000%, 5/01/26
No Opt. Call AA- 1,318,776
2,565 Total Connecticut 2,762,820
District of Columbia - 1.5%
5,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2021A, 5.000%, 10/01/26, (AMT)
No Opt. Call Aa3 5,447,450
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2022A:
2,250 5.000%, 10/01/24, (AMT) (WI/DD, Settling 7/07/22) No Opt. Call N/R 2,372,940
1,700 5.000%, 10/01/25, (AMT) (WI/DD, Settling 7/07/22) No Opt. Call N/R 1,824,780

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia (continued)
Washington Convention and Sports Authority, Washington
D.C., Dedicated Tax Revenue Bonds, Refunding Senior Lien
Series 2018A:
$ 850 5.000%, 10/01/22 No Opt. Call AA $ 856,817
1,325 5.000%, 10/01/22, (ETM) No Opt. Call N/R (4) 1,336,753
11,125 Total District of Columbia 11,838,740
Florida - 2.4%
1,450 Broward County, Florida, Airport System Revenue Bonds, Refunding
Series 2012P-1, 5.000%, 10/01/22, (AMT)
No Opt. Call A1 1,461,034
1,000 Broward County, Florida, Airport System Revenue Bonds, Series 2015A,
5.000%, 10/01/23, (AMT)
No Opt. Call A1 1,033,380
1,300 Broward County, Florida, Airport System Revenue Bonds, Series 2019A,
5.000%, 10/01/24, (AMT)
No Opt. Call A1 1,369,758
750 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
5.000%, 9/01/23, (AMT)
No Opt. Call A1 778,065
4,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A, 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A
8/22 at 102.00 N/R 3,960,960
Florida Development Finance Corporation, Revenue
Bonds, Brightline Passenger Rail Expansion Project, Series
2021A-1:
5,280 2.900%, 12/01/56, (AMT), (Mandatory Put 4/04/23) 8/22 at 100.00 N/R 5,280,000
540 6.750%, 12/01/56, (AMT), (Mandatory Put 8/15/23), 144A 7/22 at 100.00 N/R 533,914
1,750 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018E, 5.000%, 10/01/22, (AMT)
No Opt. Call Aa3 1,763,948
1,065 Lake Worth Beach, Florida, Consolidated Utility Revenue Bonds, Series
2020, 5.000%, 10/01/25 - BAM Insured
No Opt. Call AA 1,153,299
1,035 Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds,
Miami Jewish Health System Inc. Project, Series 2017, 5.000%, 7/01/22
No Opt. Call BB+ 1,035,000
Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer
Center and Research Institute, Series 2020B:
200 5.000%, 7/01/22 No Opt. Call A2 200,000
340 5.000%, 7/01/25 No Opt. Call A2 362,420
225 5.000%, 7/01/26 No Opt. Call A2 242,689
18,935 Total Florida 19,174,467
Georgia - 1.7%
1,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series
2020B, 5.000%, 7/01/24, (AMT)
No Opt. Call Aa3 1,048,510
580 Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series
2021C, 5.000%, 7/01/26, (AMT)
No Opt. Call N/R 629,474
3,555 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 Aa2 3,655,784
Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2021C:
750 4.000%, 12/01/24 No Opt. Call A3 762,187
1,100 4.000%, 12/01/25 No Opt. Call A3 1,119,437
1,295 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 11/01/24, 144A
No Opt. Call N/R 1,306,111
2,470 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Variable Rate Demand Bonds Series 2018A, 4.000%, 9/01/22
No Opt. Call Aa2 2,478,349

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
Private Colleges and Universities Authority, Georgia,
Revenue Bonds, Mercer University, Series 2021:
$ 300 5.000%, 10/01/23 No Opt. Call Baa1 $ 310,575
400 5.000%, 10/01/24 No Opt. Call Baa1 422,540
425 5.000%, 10/01/25 No Opt. Call Baa1 456,382
1,000 Richmond County Board of Education, Georgia, General Obligation
Bonds, Sales Tax Series 2021, 5.000%, 10/01/25
No Opt. Call AA+ 1,088,790
12,875 Total Georgia 13,278,139
Hawaii - 0.2%
Hawaii State, Harbor System Revenue Bonds, Series 2020A:
300 5.000%, 7/01/24, (AMT) No Opt. Call Aa3 316,050
800 5.000%, 7/01/25, (AMT) No Opt. Call Aa3 860,384
1,100 Total Hawaii 1,176,434
Idaho - 0.2%
1,710 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/22
No Opt. Call BB+ 1,717,250
Illinois - 5.4%
Board of Trustees of Southern Illinois University, Housing
and Auxiliary Facilities System Revenue Bonds, Refunding
Series 2021A:
650 4.000%, 4/01/23 - BAM Insured No Opt. Call AA 658,814
1,200 4.000%, 4/01/25 - BAM Insured No Opt. Call AA 1,238,136
400 Champaign County Community Unit School District 166 Urbana, Illinois,
General Obligation Bonds, Limited Tax Series 2021B, 3.000%, 12/01/24
- AGM Insured
No Opt. Call AA 406,452
425 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019A, 0.000%, 12/01/25
No Opt. Call BB 374,179
1,000 Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds,
Federal Transit Administration Section 5307 Urbanized Area Formula
Funds, Refunding Series 2017, 5.000%, 6/01/24
No Opt. Call A 1,049,100
Cook County, Illinois, General Obligation Bonds, Refunding
Series 2021A:
2,500 5.000%, 11/15/24 No Opt. Call A+ 2,646,775
800 5.000%, 11/15/25 No Opt. Call N/R 861,384
650 Geneva, Kane County, Illinois, General Obligation Bonds, Waterworks &
Sewage Alternate Revenue Source, Refunding Series 2021, 4.000%,
2/01/25
No Opt. Call N/R 675,642
Illinois Finance Authority, Health Services Facility Lease
Revenue Bonds, Provident Group - UIC Surgery Center, LLC
- University of Illinois Health Services Facility Project, Series
2020:
400 5.000%, 10/01/23 No Opt. Call BBB+ 413,104
400 5.000%, 10/01/24 No Opt. Call BBB+ 420,032
400 5.000%, 10/01/25 No Opt. Call BBB+ 425,688
Illinois Finance Authority, Revenue Bonds, Northshore
University HealthSystem, Series 2020A:
1,000 5.000%, 8/15/22 No Opt. Call AA- 1,004,200
1,000 5.000%, 8/15/23 No Opt. Call AA- 1,036,040
1,000 5.000%, 8/15/24 No Opt. Call AA- 1,058,460
5,350 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2020B-1, 5.000%, 5/15/50, (Mandatory Put 11/15/24)
5/24 at 100.00 A 5,582,083
1,670 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2020B-2, 5.000%, 5/15/50, (Mandatory Put 11/15/26)
5/26 at 100.00 A 1,800,043

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 250 Illinois Finance Authority, Revenue Bonds, Rush University Medical Center
Obligated Group, Series 2015A, 5.000%, 11/15/22
No Opt. Call AA- $ 252,907
1,485 Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed
Period Series 2021A, 5.000%, 8/15/25
No Opt. Call N/R 1,605,478
575 Illinois Finance Authority, Water Facilities Revenue Bonds, American Water
Capital Corporation Project, Refunding Series 2020, 0.700%, 5/01/40,
(Mandatory Put 9/01/23)
No Opt. Call A 565,317
2,000 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/24
No Opt. Call BBB 2,095,460
3,100 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/23
No Opt. Call BBB 3,194,457
2,250 Illinois State, General Obligation Bonds, Series 2022B, 5.000%, 3/01/25 No Opt. Call N/R 2,364,862
1,935 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior
Obligation September Series 2021C, 5.000%, 6/15/26
No Opt. Call N/R 2,066,890
5,225 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2019C, 5.000%, 1/01/25
No Opt. Call AA- 5,571,940
Joliet Park District, Will County, Illinois, General Obligation
Bonds, Limited Tax Park Series 2021:
360 4.000%, 2/01/23 - BAM Insured No Opt. Call AA 364,590
400 4.000%, 2/01/24 - BAM Insured No Opt. Call AA 411,032
Macon County School District 61 Decatur, Illinois, General
Obligation Bonds, Alternate Revenue Source Refunding
School Series 2020C:
400 4.000%, 1/01/23 - AGM Insured No Opt. Call AA 404,672
355 4.000%, 1/01/26 - AGM Insured No Opt. Call AA 372,832
Peoria, Illinois, General Obligation Bonds, Refunding Series
2021C:
415 5.000%, 1/01/25 - AGM Insured No Opt. Call N/R 441,415
2,245 5.000%, 1/01/26 - AGM Insured No Opt. Call N/R 2,433,445
Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern
Illinois Flood District Council Project, Series 2020:
500 4.000%, 4/15/23 No Opt. Call AA- 508,265
450 5.000%, 4/15/24 No Opt. Call AA- 471,596
40,790 Total Illinois 42,775,290
Indiana - 2.2%
1,235 Clark-Pleasant Community School Building Corporation, Indiana, First
Mortgage Bonds, Refunding Series 2021B, 4.000%, 7/15/25
No Opt. Call N/R 1,298,146
Columbus Multi-School Building Corporation,
Bartholomew County, Indiana, First Mortgage Revenue
Bonds, Refunding and Improvement Series 2021:
1,300 4.000%, 7/15/24 No Opt. Call N/R 1,346,150
550 4.000%, 1/15/25 No Opt. Call N/R 572,588
950 Elkhart Community School Building Corporation, Indiana, First Mortgage
Bonds, Series 2021, 5.000%, 1/15/25
No Opt. Call AA+ 1,010,287
1,500 Franklin, Indiana, Economic Development Revenue Bonds, Otterbein
Homes Obligated Group, Series 2019B, 5.000%, 7/01/24
No Opt. Call A 1,571,580
1,625 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Long Term Rate Series 2019B, 2.250%,
12/01/58, (Mandatory Put 7/01/25)
1/25 at 100.00 AA 1,611,545
700 Indiana Finance Authority, Hospital Revenue Bonds, Marion General
Hospital Project, Series 2021A, 5.000%, 7/01/26
No Opt. Call A 755,034

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 1,005 Indiana Finance Authority, State Revolving Fund Program Bonds, Series
2019D, 5.000%, 2/01/24, (AMT)
No Opt. Call N/R $ 1,049,280
900 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Refunding First Lien Series 2021-1, 5.000%, 10/01/24
No Opt. Call AA- 957,816
1,065 Metropolitan School District Washington Township School Building
Corporation, Indianapolis, Indiana, First Mortgage Bonds, 2016
Referendum projects, Series 2021A, 5.000%, 7/15/25
No Opt. Call N/R 1,149,806
Tippecanoe School Corporation, Indiana, General
Obligation Bonds, Series 2020:
1,080 4.000%, 1/15/24 No Opt. Call Aa2 1,110,510
1,090 4.000%, 7/15/24 No Opt. Call Aa2 1,125,403
Vigo County, Indiana, Ad Valorem Property Tax First
Mortgage Bonds, Series 2021:
515 4.000%, 7/15/24 No Opt. Call AA+ 533,906
525 4.000%, 1/15/25 No Opt. Call AA+ 547,879
535 4.000%, 7/15/25 No Opt. Call AA+ 561,552
730 Warrick County, Indiana, Environmental Improvement Revenue Bonds,
Southern Indiana Gas and Electric Company, Series 2015, 0.875%,
9/01/55, (AMT), (Mandatory Put 9/01/23)
No Opt. Call A1 717,846
Zionsville Community Schools Building Corporation, Boone
County, Indiana, First Mortgage Bonds, Series 2020:
300 4.000%, 1/15/25 No Opt. Call AA+ 312,396
500 4.000%, 7/15/25 No Opt. Call AA+ 523,770
700 4.000%, 1/15/26 No Opt. Call AA+ 736,253
16,805 Total Indiana 17,491,747
Iowa - 3.0%
1,740 Indianola Community School District, Warren County, Iowa, General
Obligation Bonds, Refunding Series 2020, 4.000%, 6/01/24
No Opt. Call N/R 1,804,084
Iowa Finance Authority Senior Living Facilities Revenue
Bonds, Sunrise Retirement Community Project, Refunding
Series 2021:
335 4.000%, 9/01/24 No Opt. Call N/R 325,687
115 4.000%, 9/01/25 No Opt. Call N/R 109,801
1,000 Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Health
System, Series 2013A, 5.000%, 7/01/25, (Pre-refunded 7/01/23)
7/23 at 100.00 A1 (4) 1,032,210
7,000 Iowa Finance Authority, Solid Waste Facility Revenue Bonds, Gevo NW
Iowa RNG, LLC Renewable Natural Gas Project, Green Series 2021,
1.500%, 1/01/42, (Mandatory Put 4/01/24)
10/22 at 100.00 Aa3 6,958,560
Sioux City Community School District, Iowa, School
Infrastructure Sales, Services and Use Tax Revenue Bonds,
Refunding Series 2020:
5,400 3.000%, 10/01/23 - BAM Insured No Opt. Call AA 5,485,644
2,500 3.000%, 10/01/24 - BAM Insured No Opt. Call AA 2,521,875
Southeast Polk Community School District, Polk, Jasper and
Marion Counties, Iowa, General Obligation Bonds, School
Series 2020A:
1,400 5.000%, 5/01/24 No Opt. Call AA- 1,474,410
3,750 5.000%, 5/01/25 No Opt. Call AA- 4,037,100
23,240 Total Iowa 23,749,371
Kansas - 0.3%
500 Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A, 5.000%, 4/01/23 - BAM Insured
No Opt. Call AA 512,175

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kansas (continued)
$ 1,760 Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2021A,
4.000%, 10/01/25 - BAM Insured
No Opt. Call AA $ 1,858,666
2,260 Total Kansas 2,370,841
Kentucky - 1.1%
445 Bullitt County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Series 2020, 4.000%, 12/01/25
No Opt. Call A1 467,922
3,785 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 A2 3,831,290
4,170 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018C-1, 4.000%, 12/01/49, (Mandatory Put 6/01/25)
3/25 at 100.19 A1 4,226,712
8,400 Total Kentucky 8,525,924
Louisiana - 2.0%
2,400 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
LOOP Inc. Project, Variable Rate Series 2010B-1A, 2.000%, 10/01/40,
(Mandatory Put 10/01/22)
No Opt. Call BBB+ 2,400,000
6,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020B, 5.000%, 5/15/50, (Mandatory
Put 5/15/25)
11/24 at 102.04 A 6,363,300
1,000 Louisiana Stadium and Exposition District, Revenue Bonds, Bond
Anticipation Notes Series 2021, 4.000%, 7/03/23
4/23 at 100.00 BBB+ 1,012,990
900 Louisiana State, General Obligation Bonds, Grant Anticipation Series
2021, 5.000%, 9/01/24
No Opt. Call AA 953,190
2,465 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37,
(Mandatory Put 4/01/23)
No Opt. Call BBB- 2,436,258
2,500 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017B-1, 2.125%, 6/01/37,
(Mandatory Put 7/01/24)
No Opt. Call BBB- 2,420,025
15,265 Total Louisiana 15,585,763
Maryland - 0.1%
1,040 Maryland Health and HIgher Educational Facilities Authority,  Revenue
Bonds, University of Maryland Medical Systems, Series 2020B-1, 5.000%,
7/01/45, (Mandatory Put 7/01/25)
1/25 at 100.00 A 1,099,467
Massachusetts - 2.4%
515 Attleboro, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2021, 5.000%, 5/01/25
No Opt. Call AA 555,747
9,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Anticipation Note Subordinated Sustainability Series 2021, 4.000%,
5/01/25
No Opt. Call AA 9,441,540
Massachusetts Development Finance Agency, Revenue
Bonds, Wellforce Issue, Series 2020C:
725 5.000%, 10/01/25 - AGM Insured No Opt. Call AA 774,807
350 5.000%, 10/01/26 - AGM Insured No Opt. Call AA 379,134
210 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/01/25)
1/25 at 100.00 AA+ 193,616
Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue L, Senior Series 2020B:
880 5.000%, 7/01/25, (AMT) No Opt. Call AA 932,298
1,250 5.000%, 7/01/26, (AMT) No Opt. Call AA 1,347,300

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
$ 1,850 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue M Senior Series 2022B, 5.000%, 7/01/25, (AMT)
No Opt. Call N/R $ 1,959,946
Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue M, Taxable Senior Series
2021B:
1,075 5.000%, 7/01/25, (AMT) No Opt. Call AA 1,138,887
1,000 5.000%, 7/01/26, (AMT) No Opt. Call AA 1,071,610
1,000 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Refunding Series 2019B, 5.000%, 7/01/23, (AMT)
No Opt. Call AA 1,027,520
17,855 Total Massachusetts 18,822,405
Michigan - 1.4%
Allegan County Public School District, Michigan, General
Obligation Bonds, School Building & Site Series 2021I:
785 4.000%, 5/01/23 No Opt. Call AA 799,883
905 4.000%, 5/01/24 No Opt. Call AA 936,829
Michigan Finance Authority, Michigan, Revenue Bonds,
Trinity Health Credit Group, Refunding Series 2017A-MI:
1,705 5.000%, 12/01/22 No Opt. Call AA- 1,729,518
940 5.000%, 12/01/23 No Opt. Call AA- 981,116
1,715 Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit
Group, Refunding Series 2016E-1, 4.000%, 11/15/44, (Mandatory Put
8/15/24)
No Opt. Call AA+ 1,772,504
Novi Community School District, Oakland County,
Michigan, General Obligation Bonds, School Building &
Site Series 2022-II:
1,000 4.000%, 5/01/24 No Opt. Call N/R 1,034,260
1,000 4.000%, 5/01/25 No Opt. Call N/R 1,040,960
1,000 Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds,
William Beaumont Hospital Obligated Group, Refunding Series 2014D,
5.000%, 9/01/23, (ETM)
No Opt. Call A+ (4) 1,036,950
1,590 Saginaw City School District, Saginaw County, Michigan, General
Obligation Bonds, School Building & Site, Series 2021, 4.000%, 5/01/23
No Opt. Call AA 1,619,622
10,640 Total Michigan 10,951,642
Minnesota - 8.0%
515 Alexandria Independent School District 206, Douglas County, Minnesota,
General Obligation Bonds, Series 2021A, 3.000%, 2/01/26
No Opt. Call A2 520,377
145 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS Apple
Valley Senior Housing, Inc. ? Orchard Path Phase II Project, Series 2021,
4.000%, 9/01/25
No Opt. Call N/R 144,568
240 Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint
Croix Preparatory Academy, Refunding Series 2016A, 3.000%, 8/01/22
No Opt. Call BB+ 239,806
Becker Independent School District 726, Minnesota,
General Obligation Bonds, Refunding Series 2020A:
735 5.000%, 2/01/23 No Opt. Call Aa2 749,215
560 5.000%, 2/01/24 No Opt. Call Aa2 586,269
690 Becker Independent School District 726, Minnesota, General Obligation
Bonds, School Building Series 2022A, 0.000%, 2/01/26
No Opt. Call N/R 624,471
Becker, Minnesota, General Obligation Bonds, Street
Reconstruction, Series 2021A:
550 4.000%, 2/01/24 No Opt. Call A1 567,418
500 4.000%, 2/01/25 No Opt. Call A1 521,320

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 750 Belle Plaine Independent School District 716, Minnesota, General
Obligation Bonds, Refunding School Building Series 2020A, 4.000%,
2/01/23
No Opt. Call Aa2 $ 760,035
1,175 Belle Plaine Independent School District 716, Minnesota, General
Olibation Bonds, School Building Series 2012A, 5.000%, 2/01/24
No Opt. Call Aa2 1,230,495
Central Minnesota Municipal Power Agency, Revenue
Bonds, Brookings - Southeast Twin Cities Transmission
Project, Refunding Series 2021:
265 5.000%, 1/01/25 - AGM Insured No Opt. Call N/R 283,129
270 5.000%, 1/01/26 - AGM Insured No Opt. Call N/R 294,173
210 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds,
Chosen Valley Care Center Project, Refunding Series 2019, 4.000%,
9/01/23
No Opt. Call N/R 209,240
1,415 City of Red Wing, Minnesota, General Obligation Bonds, Series 2018A,
5.000%, 2/01/23
No Opt. Call Aa2 1,442,366
1,000 Columbia Heights Minnesota, Multi-family Revenue Housing Bonds, 42nd
& Central Apartments, Series 2022A, 2.700%, 7/01/25, (Mandatory Put
7/01/24)
1/24 at 100.00 N/R 1,000,000
755 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Full Term Series 2019B, 5.000%, 2/01/23
No Opt. Call Aa2 769,164
280 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Full Term Series 2019C, 5.000%, 2/01/23
No Opt. Call Aa2 285,253
500 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Series 2016A, 5.000%, 2/01/24
No Opt. Call Aa2 522,665
150 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Series 2021B, 3.000%, 3/01/24
No Opt. Call Ba2 147,850
2,115 Elk River Independent School District 728, Minnesota, General Obligation
Bonds, Refunding School Building Series 2016A, 5.000%, 2/01/23
No Opt. Call Aa2 2,157,617
1,130 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 4.375%, 8/01/29
8/27 at 102.00 BB+ 1,139,888
125 Luverne, Minnesota, Electric Revenue Bonds, Series 2022A, 3.000%,
12/01/24 - AGM Insured
No Opt. Call N/R 126,810
815 Metropolitan Council Minneapolis- Saint Paul Metropolitan Area,
Minnesota, General Obligation Bonds, Park Series 2021D, 5.000%,
3/01/25
No Opt. Call AAA 876,932
1,550 Minneapolis Special School District 1, Hennepin County, Minnesota,
General Obligation Bonds, School Building Series 2017A, 5.000%,
2/01/23
No Opt. Call AAA 1,580,333
105 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities
International Schools Project, Series 2017A, 3.750%, 12/01/22, 144A
No Opt. Call N/R 104,964
500 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 6.000%, 7/01/33
7/23 at 100.00 BB+ 508,525
Minneapolis-Saint Paul Housing and Redevelopment
Authority, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Refunding Series 2017A:
1,000 5.000%, 11/15/24 No Opt. Call AA- 1,064,410
1,315 5.000%, 11/15/25 No Opt. Call AA- 1,428,721
2,500 Minneapolis-Saint Paul Metropolitan Council, Minnesota, General
Obligation Wastewater Revenue Bonds, Series 2020B, 5.000%, 3/01/25
No Opt. Call AAA 2,689,975
780 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%,
1/01/26
No Opt. Call AA- 844,116

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 1,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B,
5.000%, 1/01/25, (AMT)
1/24 at 100.00 A+ $ 1,034,790
435 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
John's University, Refunding Series 2021, 4.000%, 10/01/24
No Opt. Call A2 448,933
640 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020A, 4.000%, 8/01/25
No Opt. Call AA+ 672,506
190 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020A, 1.450%, 7/01/24, (AMT)
No Opt. Call AA+ 186,135
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021C:
380 0.400%, 1/01/23, (AMT) No Opt. Call AA+ 377,347
280 0.450%, 7/01/23, (AMT) No Opt. Call AA+ 275,579
7,000 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 N/R 7,178,010
325 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, 2020 Senior Series, 5.000%, 11/01/24, (AMT)
No Opt. Call AA 342,986
Minnesota Office of Higher Education, Supplemental
Student Loan Program Revenue Bonds, Senior Series 2018:
500 5.000%, 11/01/22, (AMT) No Opt. Call AA 505,235
400 5.000%, 11/01/23, (AMT) No Opt. Call AA 413,568
685 Minnesota Rural Water Finance Authority, Public Projects Construction
Notes, Series 2022, 2.625%, 12/01/23
12/22 at 100.00 N/R 685,096
4,695 Minnesota State, General Obligation Bonds, Refunding Various Purpose
Series 2016D, 5.000%, 8/01/22
No Opt. Call AAA 4,708,240
1,000 Minnesota State, General Obligation Bonds, State Trunk Highway Series
2014B, 4.000%, 8/01/26
8/24 at 100.00 AAA 1,037,180
310 Montrose, Minnesota, General Obligation Bonds, Series 2021A, 2.000%,
2/01/25
No Opt. Call AA 307,315
Mountain Lake, Minnesota, General Obligation Bonds,
Series 2021A:
190 2.000%, 12/15/23 No Opt. Call N/R 190,093
250 2.000%, 12/15/25 No Opt. Call N/R 245,523
720 North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens
Project, Refunding Series 2016, 4.000%, 10/01/23
No Opt. Call N/R 725,774
1,160 Rocori Independent School District 750, Stearns County, Minnesota,
General Obligation Bonds, Refunding School Building Series 2017A,
5.000%, 2/01/26
No Opt. Call Aa2 1,265,838
2,500 Rosemount Independent School District 196, Dakota County, Minnesota,
General Obligation Bonds, School Building Series 2016A, 5.000%,
2/01/23
No Opt. Call AAA 2,549,500
860 Roseville Independent School District 623, Ramsey County, Minnesota,
Certificates of Participation, Series 2021A, 5.000%, 4/01/23
No Opt. Call Baa2 879,402
1,035 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, School Building Refunding Series 2019A,
5.000%, 2/01/24
No Opt. Call N/R 1,082,734
2,470 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Refunding Series 2014B, 5.000%, 5/01/23
No Opt. Call AA- 2,529,725
Saint Joseph, Minnesota, General Obligation Bonds, Series
2021A:
200 4.000%, 12/15/23 No Opt. Call AA- 205,912
330 4.000%, 12/15/24 No Opt. Call AA- 344,490
250 4.000%, 12/15/25 No Opt. Call AA- 264,258

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 400 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Refunding
Series 2021A, 2.000%, 9/01/26
9/24 at 102.00 BB+ $ 365,460
200 Saint Paul Housing and Redevelopment Authority, Minnesota, Senior
Housing and Health Care Revenue Bonds, Episcopal Church Homes
Project, Refunding Senior Series 2021A, 1.650%, 11/01/23, 144A
No Opt. Call N/R 192,906
500 Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue
Bonds, Presbyterian Homes Bloomington Project, Refunding Series
2017, 3.000%, 9/01/22
No Opt. Call N/R 499,395
110 Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor
Campus LLC Project, Refunding Series 2017, 3.000%, 9/01/22
No Opt. Call N/R 109,695
3,515 Sauk Rapids Independent School District 047, Benton County, Minnesota,
General Obligation Bonds, Refunding School Building Series 2015A,
5.000%, 2/01/23
No Opt. Call AAA 3,585,019
Shakopee Independent School District 720, Scott County,
Minnesota, Certificates of Participation, Series 2021B:
550 4.000%, 2/01/25 No Opt. Call N/R 570,097
300 4.000%, 2/01/26 No Opt. Call N/R 313,263
3,685 St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/24, (ETM)
No Opt. Call N/R (4) 3,928,984
Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series
2019:
350 3.000%, 8/01/22 No Opt. Call N/R 349,801
300 3.000%, 8/01/23 No Opt. Call N/R 297,372
400 3.000%, 8/01/24 No Opt. Call N/R 392,580
400 3.000%, 8/01/25 8/24 at 102.00 N/R 388,084
270 Zumbro Education District 6012, Minnesota, Certificates of Participation
Series 2021A, 4.000%, 2/01/24
No Opt. Call Baa1 277,025
61,425 Total Minnesota 63,145,955
Mississippi - 0.1%
1,000 Warren County, Mississippi, Environmental Improvement Revenue Bonds,
International Paper Company Project, Refunding Series 2020B, 1.600%,
8/01/27, (AMT), (Mandatory Put 6/16/25)
No Opt. Call BBB 958,630
Missouri - 4.7%
375 Arnold Retail Corridor Transportation Development District, Missouri,
Sales Tax Revenue Bonds, Refunding Series 2019, 3.000%, 11/01/28
11/24 at 100.00 N/R 346,125
380 Bi-State Development Agency, Missouri, Bi-State MetroLink District, St
Clair County Metrolink Extension Project Bonds, Refunding Series 2006,
5.250%, 7/01/25 - AGM Insured
No Opt. Call N/R 412,095
Central Southwest Missouri Community College District,
Missouri, Certificates of Participation, Ozarks Technical
Community College, Series 2021:
350 5.000%, 3/01/23 No Opt. Call AA- 357,567
300 5.000%, 3/01/24 No Opt. Call AA- 314,271
250 5.000%, 3/01/25 No Opt. Call AA- 267,387
2,500 Fort Zumwalt School District, St. Charles County, Missouri, General
Obligation Bonds, Direct Deposit Program, Refunding Series 2021,
4.000%, 3/01/25
No Opt. Call Aa1 2,607,200
800 Greene County, Missouri, Certificates of Participation, Capital Projects,
Series 2021A, 4.000%, 3/01/26
No Opt. Call Aa3 841,024

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 755 Jackson County, Missouri, Special Obligation Bonds, Truman Medical
Center Project, Refunding Series 2021A, 5.000%, 12/01/23
No Opt. Call N/R $ 786,952
1,015 Jefferson City School District, Missouri, General Obligation Bonds,
Refunding Series 2021, 4.000%, 3/01/25
No Opt. Call N/R 1,063,882
Jennings, Saint Louis County, Missouri, Certificates of
Participation, Series 2021:
200 4.000%, 3/01/23 No Opt. Call A- 202,684
265 4.000%, 3/01/24 No Opt. Call A- 272,181
230 4.000%, 3/01/25 No Opt. Call A- 238,478
650 Joplin Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/24
No Opt. Call A 678,132
Kansas City, Missouri, General Obligation Bonds, Series
2020A.:
410 5.000%, 2/01/23 No Opt. Call AA 418,048
435 5.000%, 2/01/24 No Opt. Call AA 455,754
400 Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri
Projects, Series 2021A, 5.000%, 4/01/25
No Opt. Call AA- 428,104
130 Kansas City, Missouri, Special Obligation Bonds, Main Streetcar Extension
Project, Series 2021D, 3.000%, 9/01/25
No Opt. Call AA- 130,932
1,000 Meramec Valley School District R-3, Franklin and St. Louis Counties,
Missouri, General Obligation Bonds, Series 2020, 4.000%, 3/01/23
No Opt. Call AA+ 1,015,660
100 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 A 93,463
1,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 A 934,630
600 Missouri Environmental Improvement and Energy Resources Authority,
Water Facility Revenue Bonds, Jefferson County Water Authority Project,
Series 2021A, 4.000%, 7/01/23
No Opt. Call A 612,336
565 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2016, 5.000%,
11/15/22
No Opt. Call A+ 572,277
Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Southeast Missouri
State University, Refunding Series 2019:
200 5.000%, 10/01/23 No Opt. Call A 207,176
505 5.000%, 10/01/24 No Opt. Call A 532,548
270 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Bethesda Health Group, Inc., Series 2021, 3.000%,
8/01/22
No Opt. Call BBB 269,960
1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021A, 4.000%, 7/01/26
No Opt. Call N/R 1,061,360
1,140 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021B, 4.000%, 5/01/51,
(Mandatory Put 5/01/26)
No Opt. Call AA 1,189,214
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Capital Region Medical Center,
Series 2020:
640 3.000%, 11/01/22 No Opt. Call Baa2 640,448
665 4.000%, 11/01/23 No Opt. Call Baa2 671,158
475 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2015A, 5.000%, 11/15/25
No Opt. Call A2 509,385

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 400 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Variable Rate Series 2018C, 5.000%,
6/01/36, (Mandatory Put 6/01/23)
12/22 at 100.00 AA- $ 404,672
250 Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake
Regional Health System, Series 2021, 5.000%, 2/15/26
No Opt. Call BBB+ 265,505
260 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/25
No Opt. Call BBB 268,018
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Wright Memorial Hospital, Series 2019:
275 5.000%, 9/01/22 No Opt. Call BBB- 276,188
285 5.000%, 9/01/23 No Opt. Call BBB- 292,484
Missouri State University, Auxiliary Enterprise System
Revenue Bonds, Series 2019A:
135 5.000%, 10/01/22 No Opt. Call A+ 136,145
230 5.000%, 10/01/23 No Opt. Call A+ 238,682
225 5.000%, 10/01/24 No Opt. Call A+ 237,830
500 Nixa Public Schools, Missouri, Certificates of Participation, Series 2021,
4.000%, 4/01/24
No Opt. Call A 515,115
1,290 Normandy Schools Collaborative Joint Executive Governing Board,
Saint Loius County, Missouri, General Obligation Bonds, Series 2021B,
4.000%, 3/01/25
No Opt. Call AA+ 1,347,353
150 Plaza at Noah's Ark Community Improvement District, Saint Charles,
Missouri, Tax Increment and Improvement District Revenue Bonds,
Series 2021, 3.000%, 5/01/23
No Opt. Call N/R 148,685
275 Rock Creek Public Sewer District, Missouri, Certificates of Participation,
Series 2021, 3.000%, 4/01/25
No Opt. Call A+ 278,284
Saint Louis County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Ranken-Jordan
Project, Refunding & Improvement Series 2016:
725 5.000%, 11/15/24 No Opt. Call N/R 746,170
630 5.000%, 11/15/26 11/25 at 100.00 N/R 650,242
5,055 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2017A, 5.000%, 7/01/22 - AGM
Insured
No Opt. Call AA 5,055,000
Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St.
Louis International Airport, Refunding Series 2022:
500 5.000%, 7/01/24, (AMT) No Opt. Call N/R 522,770
1,120 5.000%, 7/01/25, (AMT) No Opt. Call N/R 1,189,541
1,170 5.000%, 7/01/26, (AMT) No Opt. Call N/R 1,258,791
4,845 Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015,
3.250%, 8/01/27
8/25 at 100.00 AA+ 4,949,022
325 St. Charles, Missouri, Certificates of Participation, Refunding Series 2020B,
4.000%, 2/01/24
No Opt. Call Aa3 334,321
36,250 Total Missouri 37,245,249
Montana - 0.1%
500 Montana State, General Obligation Bonds, Series 2020C, 2.000%, 8/01/23 No Opt. Call Aa1 501,865
Nebraska - 0.8%
Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated
Group, Refunding Series 2020A:
115 5.000%, 11/15/23 No Opt. Call AA- 119,530
125 5.000%, 11/15/24 No Opt. Call AA- 132,339
175 5.000%, 11/15/25 No Opt. Call AA- 187,668

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska (continued)
$ 3,635 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2020B, 5.000%,
11/15/53, (Mandatory Put 11/15/25)
8/25 at 100.00 AA- $ 3,912,896
1,555 Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Refunding Series 2017A, 5.000%,
7/01/22
No Opt. Call BBB 1,555,000
5,605 Total Nebraska 5,907,433
Nevada - 1.0%
775 Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien
Notes Series 2021B, 5.000%, 7/01/23, (AMT)
No Opt. Call A1 796,716
5,000 Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las
Vegas-McCarran International Airport, Refunding Series 2019E, 5.000%,
7/01/24
No Opt. Call Aa3 5,282,500
1,390 Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power
Company Project, Refunding Series 2017, 1.650%, 1/01/36, (Mandatory
Put 3/31/23)
No Opt. Call A+ 1,383,940
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 816 Summerlin Village 22, Series
2021:
300 2.000%, 6/01/23 No Opt. Call N/R 293,922
365 2.000%, 6/01/25 No Opt. Call N/R 336,515
7,830 Total Nevada 8,093,593
New Hampshire - 0.1%
National Finance Authority, New Hampshire, Hospital
Facilities Revenue Bonds, Saint Elizabeth Medical Center,
Inc., Series 2021A:
300 5.000%, 5/01/23 No Opt. Call N/R 308,028
400 5.000%, 5/01/24 No Opt. Call N/R 420,748
700 Total New Hampshire 728,776
New Jersey - 4.9%
7,000 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 5.000%,
7/01/23 - BAM Insured
No Opt. Call AA 7,206,570
1,260 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Term Series 2019B-1, 5.000%,
7/01/43, (Mandatory Put 7/01/24)
4/24 at 100.87 AA- 1,325,142
6,500 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2018B, 5.000%, 12/01/22,
(AMT)
No Opt. Call Aaa 6,587,620
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Senior Series
2022A:
500 5.000%, 12/01/24, (AMT) No Opt. Call N/R 526,945
600 5.000%, 12/01/25, (AMT) No Opt. Call N/R 642,882
New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A:
6,115 5.000%, 6/01/25 No Opt. Call A3 6,537,546
2,220 5.000%, 6/01/26 No Opt. Call A3 2,412,341
5,000 New Jersey State, General Obligation Bonds, Various Purpose Series
2021, 2.000%, 6/01/25
No Opt. Call A3 4,889,050
3,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/23
No Opt. Call A+ 3,083,040

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 5.000%, 12/15/24
No Opt. Call Baa1 $ 1,046,860
2,210 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2021A, 5.000%, 6/15/25
No Opt. Call Baa1 2,329,495
1,685 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/23
No Opt. Call A 1,720,638
37,090 Total New Jersey 38,308,129
New Mexico - 1.2%
1,165 Albuquerque Municipal School District 12, Bernalillo and Sandoval
Counties, New Mexico, General Obligation Bonds, Refunding Series
2021B, 5.000%, 8/01/24
No Opt. Call AA 1,234,457
5,440 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan Project, Refunding Series 2010E,
1.150%, 6/01/40, (Mandatory Put 6/01/24)
No Opt. Call BBB 5,244,269
2,500 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2019B, 5.000%, 8/01/49,
(Mandatory Put 8/01/25)
5/25 at 100.87 AA 2,691,500
9,105 Total New Mexico 9,170,226
New York - 1.8%
Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Rochester Regional Health Project,
Series 2020A:
400 5.000%, 12/01/22 No Opt. Call BBB+ 405,144
500 5.000%, 12/01/23 No Opt. Call BBB+ 519,105
600 5.000%, 12/01/24 No Opt. Call BBB+ 626,058
1,375 Nassau Health Care Corporation, New York, County Guaranteed Revenue
Bonds, Series 2009, 5.000%, 8/01/24
No Opt. Call A+ 1,446,651
2,475 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
A-1, 5.000%, 8/01/24
No Opt. Call AA 2,626,198
3,000 New York State Energy Research and Development Authority, Pollution
Control Revenue Bonds, New York State Electric & Gas Corporation,
Series 2004C, 2.625%, 4/01/34, (Mandatory Put 7/03/23)
No Opt. Call A- 3,002,370
3,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2022A, 5.000%, 6/15/25
No Opt. Call N/R 3,250,380
1,210 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Fifth Series 2014, 5.000%, 9/01/23, (AMT)
No Opt. Call Aa3 1,249,482
1,230 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-Six Series 2021, 5.000%, 10/15/25, (AMT)
No Opt. Call N/R 1,324,501
13,790 Total New York 14,449,889
North Carolina - 1.6%
4,000 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, DBA Carolinas HealthCare System, Variable Rate
Demand Series 2021B, 5.000%, 1/15/50, (Mandatory Put 12/02/24)
No Opt. Call AA- 4,248,480
1,745 North Carolina Central University, General Revenue Bonds, Refunding
Series 2016, 5.000%, 10/01/23
No Opt. Call A3 1,804,330
250 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 5.000%, 7/01/24
No Opt. Call AA- 263,575
2,500 North Carolina Medical Care Commission, Hospital Revenue Bonds,
CaroMont Health A/K/A Gaston Health, Series 2021A, 5.000%, 2/01/51,
(Mandatory Put 2/01/26)
2/26 at 100.00 AA- 2,712,900

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina (continued)
$ 2,990 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Bond Anticipation Bond Senior Lien Series 2020, 5.000%,
2/01/24
No Opt. Call BBB $ 3,113,218
500 University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2017A, 5.000%, 10/01/24
No Opt. Call Aa3 530,200
11,985 Total North Carolina 12,672,703
North Dakota - 0.6%
895 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
11/22 at 100.00 Aa3 854,242
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021:
275 5.000%, 12/01/23 No Opt. Call Baa2 284,229
215 5.000%, 12/01/25 No Opt. Call Baa2 228,996
1,245 Grand Forks, North Dakota, Senior Housing and Nursing Facilities
Revenue Bonds, Valley Homes Obligated Group, Series 2016A, 5.000%,
12/01/22
No Opt. Call N/R 1,246,519
280 West Fargo Public School District 6, Cass County, North Dakota, General
Obligation Bonds, Special Assessment Prepayment Series 2020C,
4.000%, 8/01/26
No Opt. Call Aa2 297,447
West Fargo, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2020A:
750 2.000%, 5/01/24 No Opt. Call A1 749,685
500 4.000%, 5/01/25 No Opt. Call A1 523,130
500 4.000%, 5/01/26 No Opt. Call A1 528,845
4,660 Total North Dakota 4,713,093
Ohio - 3.1%
1,440 Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital
Revenue Bonds, Children's Hospital Medical Center, Refunding Series
2022A, 5.000%, 11/15/25
No Opt. Call N/R 1,544,242
845 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health,
Refunding Series 2017, 4.000%, 11/15/22
No Opt. Call A 852,546
1,205 Celina City School District, Mercer County, Ohio, General Obligation
Bonds, School Improvement Series 2021, 0.000%, 12/01/24 - BAM
Insured
No Opt. Call N/R 1,104,901
Cleveland, Ohio, Airport System Revenue Bonds, Series
2018A:
1,500 5.000%, 1/01/25, (AMT) No Opt. Call N/R 1,580,580
2,000 5.000%, 1/01/26, (AMT) No Opt. Call N/R 2,137,460
Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural
Facility Revenue Bonds, The Cleveland Museum of Natural
History Project, Series 2021:
150 5.000%, 7/01/25 No Opt. Call A3 160,962
125 5.000%, 7/01/26 No Opt. Call A3 136,206
750 Cuyahoga Falls City School District, Summit County, Ohio, General
Obligation Bonds, School Improvement Series 2021, 3.000%, 12/01/24
- BAM Insured
No Opt. Call AA 764,925
1,335 Hamilton County, Ohio, General Obligation Bonds, Parking Facilities,
Limited Tax Series 2021A, 5.000%, 12/01/25
No Opt. Call Aa2 1,458,594
2,425 Kent State University, Ohio, General Receipts Bonds, Series 2016, 5.000%,
5/01/26
No Opt. Call N/R 2,654,769

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 600 Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2021A, 5.000%, 9/01/24
No Opt. Call AA $ 635,070
Montgomery County, Ohio, Hospital Facilities Revenue
Bonds, Kettering Health Network Obligated Group Project,
Refunding & Improvement Series 2021:
375 5.000%, 8/01/24 No Opt. Call A+ 393,844
700 5.000%, 8/01/25 No Opt. Call A+ 747,180
1,250 5.000%, 8/01/26 No Opt. Call A+ 1,349,862
685 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (5)
No Opt. Call N/R 856
1,710 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005A, 2.100%,
1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+ 1,659,966
800 Ohio State, Capital Facilities Lease-Appropriation Bonds, Administrative
Building Fund Projects, Series 2021A, 5.000%, 4/01/25
No Opt. Call AA 860,624
5,665 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Series 2018D, 5.000%, 1/15/39, (Mandatory Put 9/15/23)
No Opt. Call A 5,872,169
360 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Variable Rate Series 2020B, 5.000%, 1/15/50, (Mandatory Put
1/15/25)
1/25 at 100.00 A 383,119
500 Warren County, Ohio, Healthcare Facilities Revenue Bonds, Otterbein
Homes Obligated Group, Refunding Series 2013A, 4.000%, 7/01/22
No Opt. Call A 500,000
24,420 Total Ohio 24,797,875
Oklahoma - 0.4%
350 Canadian County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Mustang Public Schools Project,
Refunding Series 2021, 3.000%, 9/01/22
No Opt. Call AA- 350,927
1,065 Cleveland County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Norman Public Schools Project, Series
2019., 5.000%, 6/01/24
No Opt. Call A+ 1,124,235
1,425 Nichols Hills, Oklahoma, General Obligation Bonds, Refunding Series
2021, 4.000%, 7/01/24
No Opt. Call AA+ 1,479,307
425 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/22
No Opt. Call Baa3 425,421
3,265 Total Oklahoma 3,379,890
Oregon - 0.6%
Marion and Polk Counties School District 24J, Salem-
Kreizer, Oregon, General Obligation Bonds, Convertible
Deferred Interest Series 2020B:
300 5.000%, 6/15/23 No Opt. Call AA+ 309,504
500 5.000%, 6/15/24 No Opt. Call AA+ 529,230
350 5.000%, 6/15/26 No Opt. Call AA+ 385,798
450 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/24
No Opt. Call BBB+ 472,941
300 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services,
Refunding Series 2016A, 5.000%, 10/01/25
No Opt. Call BBB+ 319,650
2,375 Oregon State  Business Development Commission, Recovery Zone Facility
Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%,
12/01/40, (Mandatory Put 8/14/23)
No Opt. Call A+ 2,381,721
4,275 Total Oregon 4,398,844

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania - 1.9%
$ 1,625 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%,
4/01/43, (Mandatory Put 2/15/27)
8/26 at 100.00 AA- $ 1,759,046
835 Hollidaysburg Area School District, Blair County, Pennsylvania, General
Obligation Bonds, Series 2021, 4.000%, 3/15/25
No Opt. Call Aa3 874,537
Northern York County School District, Pennsylvania,
General Obligation Bonds, Notes Series 2021A:
1,125 4.000%, 11/15/23 No Opt. Call AA- 1,154,441
1,135 4.000%, 11/15/25 No Opt. Call AA- 1,193,158
305 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2011,
2.150%, 7/01/41, (AMT), (Mandatory Put 7/01/24)
No Opt. Call A- 297,497
465 Pennsylvania State University, Revenue Bonds, Series 2020E, 5.000%,
3/01/24
No Opt. Call Aa1 489,385
400 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017A, 5.000%, 7/01/22
No Opt. Call A2 400,000
1,750 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2021, 5.000%, 7/01/25, (AMT)
No Opt. Call A2 1,858,657
Pittsburgh Water and Sewer Authority, Pennsylvania, Water
and Sewer System Revenue Bonds, First Lien Series 2020B:
550 4.000%, 9/01/23 - AGM Insured No Opt. Call AA 564,124
300 4.000%, 9/01/24 - AGM Insured No Opt. Call AA 311,067
6,000 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%, 4/15/26
2/26 at 100.00 AA+ 6,313,920
14,490 Total Pennsylvania 15,215,832
Puerto Rico - 0.6%
4,736 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
5.375%, 7/01/25
No Opt. Call N/R 4,921,367
Rhode Island - 0.0%
330 Cranston, Rhode Island, General Obligation Bonds, Anticipation Notes
Series 2021-1, 1.000%, 8/23/22
No Opt. Call N/R 329,785
South Carolina - 1.2%
2,215 Richland County, South Carolina, Environmental Improvement Revenue
Bonds, International Paper Company Project, Refunding Series 2014A,
3.875%, 4/01/23, (AMT)
No Opt. Call BBB 2,230,328
875 Rock Hill, South Carolina, Combined Utility System Revenue Bonds, Series
2016, 5.000%, 1/01/27
1/26 at 100.00 A 942,558
3,285 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, Bon Secours Mercy Health, Inc, Series 2020B, 5.000%, 12/01/48,
(Mandatory Put 10/01/25)
No Opt. Call AA- 3,553,089
2,980 South Carolina State Ports Authority, Revenue Bonds, Series 2018, 5.000%,
7/01/22, (AMT)
No Opt. Call A+ 2,980,000
9,355 Total South Carolina 9,705,975
South Dakota - 0.3%
295 Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel
Village Project, Series 2017, 3.100%, 11/01/22
No Opt. Call BB 293,823
250 South Dakota Health and Educational Facilities Authority Revenue Bonds,
Westhills Village Retirement Community, Series 2021, 3.000%, 9/01/22
No Opt. Call A+ 250,387

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Dakota (continued)
$ 1,940 South Dakota Health and Educational Facilities Authority, Reveune Bonds,
Avera Health, Series 2019A, 5.000%, 7/01/33, (Mandatory Put 7/01/24)
4/24 at 100.00 AA- $ 2,030,870
2,485 Total South Dakota 2,575,080
Tennessee - 1.5%
100 Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/28
No Opt. Call BBB+ 107,533
1,310 Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A,
5.000%, 1/01/24
1/23 at 100.00 A+ 1,329,349
5,655 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2019A,
5.000%, 2/01/50, (Mandatory Put 10/01/24)
7/24 at 100.58 Aa2 5,899,692
3,500 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A,
4.000%, 12/01/51, (Mandatory Put 9/01/28)
6/28 at 100.68 A1 3,521,350
The Tennessee Energy Acquisition Corporation, Gas
Revenue Bonds, Commodity Project,  Series 2021A:
250 5.000%, 11/01/22 No Opt. Call A2 252,260
250 5.000%, 11/01/23 No Opt. Call A2 257,422
250 5.000%, 11/01/24 No Opt. Call A2 261,243
275 5.000%, 11/01/25 No Opt. Call A2 291,043
11,590 Total Tennessee 11,919,892
Texas - 11.0%
5,000 Austin, Texas, Airport System Revenue Bonds, Refunding Series 2019,
5.000%, 11/15/23, (AMT)
No Opt. Call A1 5,177,050
1,000 Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%,
11/15/22, (AMT)
No Opt. Call A1 1,011,050
Brazos Higher Education Authority Inc., Texas, Student Loan
Program Revenue Bonds, Senior Series 2020-1A:
1,175 5.000%, 4/01/23, (AMT) No Opt. Call AA 1,199,240
775 5.000%, 4/01/24, (AMT) No Opt. Call AA 804,962
500 5.000%, 4/01/25, (AMT) No Opt. Call AA 526,275
1,540 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2020F, 5.000%, 1/01/25
7/24 at 100.00 BBB+ 1,606,851
1,065 Comal Independent School District, Comal, Bexar, Guadalupe, Hays,
and Kendall Counties, Texas, General Obligation Bonds, Series 2022,
5.000%, 2/01/26
No Opt. Call N/R 1,165,621
1,910 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Senior Lien Series 2019, 5.000%, 12/01/25
No Opt. Call AA+ 2,084,861
1,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2013E, 5.000%, 11/01/22, (AMT)
No Opt. Call A1 1,009,980
2,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2014D, 5.000%, 11/01/22, (AMT)
No Opt. Call A+ 2,019,960
2,500 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2020A, 5.000%, 11/01/24
No Opt. Call A1 2,649,975
2,030 El Paso, Texas, Airport Revenue Bonds, El Paso International Airport Series
2018, 5.000%, 8/15/23, (AMT)
No Opt. Call A 2,090,636
4,550 Fort Worth Independent School District, Tarrant County, Texas, General
Obligation Bonds, Refunding School Building Series 2015, 5.000%,
2/15/23
No Opt. Call AAA 4,646,005
735 Friendswood, Galveston and Harris Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2021, 4.000%, 3/01/25
No Opt. Call AA+ 767,877

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 5,000 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23
No Opt. Call A+ $ 5,083,150
6,920 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Refunding
Series 2020C-2, 5.000%, 6/01/32, (Mandatory Put 12/01/24)
9/24 at 101.10 A+ 7,319,492
8,000 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Refunding
Series 2020C-3, 5.000%, 6/01/32, (Mandatory Put 12/01/26)
9/26 at 101.02 A+ 8,731,040
3,595 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-1, 5.000%, 7/01/49, (Mandatory Put 12/01/22)
9/22 at 100.88 A+ 3,615,779
1,700 Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate
Lien Series 2018A, 5.000%, 7/01/22, (AMT)
No Opt. Call A1 1,700,000
4,210 Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate
Lien Series 2018C, 5.000%, 7/01/23, (AMT)
No Opt. Call AA 4,323,796
5,000 Humble Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding School Building Series 2015A, 5.250%,
2/15/23
No Opt. Call AAA 5,114,650
850 Hunt Memorial Hospital District, Hunt County, Texas, General Obligation
Bonds, Refunding & Improvment Series 2020, 5.000%, 2/15/26
No Opt. Call A2 909,007
400 Lake Houston Redevelopment Authority, Texas, Tax Increment Contract
Revenue Bonds, Series 2021, 5.000%, 9/01/25
No Opt. Call BBB- 419,868
1,235 Laredo Independent School District, Webb County, Texas, General
Obligation Bonds, Refunding Series 2021, 4.000%, 8/01/25
No Opt. Call AAA 1,297,355
Leander, Texas, General Obligation Bonds, Refunding
Series 2020:
500 5.000%, 8/15/23 No Opt. Call AA 517,850
525 5.000%, 8/15/25 No Opt. Call AA 567,593
740 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds, Series 2017, 5.000%, 11/01/24, (AMT)
No Opt. Call N/R 780,952
1,000 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2020, 5.000%, 5/15/25
No Opt. Call A+ 1,072,530
850 Lubbock Water and Wastewater System, Texas, Revenue Bonds, Refunding
Series 2020B, 5.000%, 2/15/25
No Opt. Call AA- 910,962
640 Lumberton Independent School District, Hardin County, Texas, General
Obligation Bonds, School Building Series 2021, 4.000%, 2/15/24
No Opt. Call Aaa 661,856
450 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, Central Power & Light Company Project, Refunding Series 1996,
0.900%, 5/01/30, (AMT), (Mandatory Put 9/01/23)
No Opt. Call A- 442,634
2,000 Mission Economic Development Corporation, Texas, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Refunding Variable
Rate Demand Obligation Series 2020B, 2.100%, 7/01/40, (AMT),
(Mandatory Put 9/01/22)
No Opt. Call A- 1,999,900
1,130 North Harris County Regional Water Authority, Texas, Water Revenue
Bonds, Refunding Senior Lien Series 2014, 5.000%, 12/15/24
No Opt. Call AA- 1,203,879
2,805 North Harris County Regional Water Authority, Texas, Water Revenue
Bonds, Refunding Senior Lien Series 2016, 4.000%, 12/15/24
No Opt. Call AA- 2,922,025
Port Arthur, Texas, Combination Tax and Revenue
Certificates of Obligation, Series 2021:
565 5.000%, 2/15/23 - BAM Insured No Opt. Call AA 576,577
250 5.000%, 2/15/24 - BAM Insured No Opt. Call AA 261,795

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 315 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project,
Series 2021A, 1.875%, 1/01/26, (AMT), 144A
7/23 at 103.00 N/R $ 290,395
Texas Municipal Gas Acquisition and Supply Corporation
III, Gas Supply Revenue Bonds, Refunding Series 2021:
1,500 5.000%, 12/15/24 No Opt. Call A3 1,561,665
4,500 5.000%, 12/15/25 No Opt. Call A3 4,732,200
1,000 Tomball Independent School District, Harris and Montgomery Counties,
Texas, General Obligation Bonds, Building Series 2020, 5.000%, 2/15/25
No Opt. Call AAA 1,073,840
1,000 Upper Trinity Regional Water District, Texas, Regional Treated Water
Supply System Revenue Bonds, Refunding Series 2020, 4.000%, 8/01/24
No Opt. Call A+ 1,037,370
Wise County, Texas, Lease Revenue Bonds, Parker County
Junior College District, Refunding Series 2021:
350 5.000%, 8/15/23 No Opt. Call N/R 358,704
465 5.000%, 8/15/24 No Opt. Call N/R 484,744
83,275 Total Texas 86,731,951
Utah - 1.3%
6,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.000%, 7/01/23, (AMT)
No Opt. Call A 6,171,720
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Utah Charter Academies Project, Series
2018:
335 4.000%, 10/15/22 No Opt. Call AA 337,288
350 4.000%, 10/15/23 No Opt. Call AA 358,859
1,120 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2020B-1, 5.000%, 5/15/60, (Mandatory Put 8/01/24)
2/24 at 102.15 AA+ 1,182,093
1,555 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2020B-2, 5.000%, 5/15/60, (Mandatory Put 8/01/26)
2/26 at 102.03 AA+ 1,701,123
500 Utah Infrastructure Agency, Telecommunications Revenue Bonds, Series
2021, 3.000%, 10/15/23
No Opt. Call BBB- 498,355
9,860 Total Utah 10,249,438
Virgin Islands - 0.4%
Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A:
1,000 5.000%, 10/01/25 No Opt. Call N/R 1,022,640
1,645 5.000%, 10/01/26 No Opt. Call N/R 1,689,399
2,645 Total Virgin Islands 2,712,039
Virginia - 2.7%
850 Arlington County Industrial Development Authority, Virginia, Hospital
Facility Revenue Bonds, Virginia Hospital Center, Series 2020, 5.000%,
7/01/24
No Opt. Call AA- 893,095
1,755 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%,
11/01/23
No Opt. Call BBB 1,813,845
1,150 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Refunding Series 2022, 5.000%,
5/15/25
No Opt. Call N/R 1,237,055
5,650 Gloucester County Industrial Development Authority, Virginia, Solid Waste
Disposal Revenue Bonds, Waste Management Disposal Services of
Virginia, Inc Project, Variable Rate Series 2003A, 3.000%, 9/01/38, (AMT),
(Mandatory Put 5/01/23)
No Opt. Call A- 5,638,926

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 10,000 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Bond
Anticipation Notes, Series 2021A, 5.000%, 7/01/26
No Opt. Call Aa2 $ 11,008,000
690 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call A2 666,423
20,095 Total Virginia 21,257,344
Washington - 2.5%
1,500 Chelan County Public Utility District 1, Washington, Consolidated System
Revenue Bonds, Refunding Series 2020A, 5.000%, 7/01/23
No Opt. Call AA+ 1,548,765
1,370 King County School District 414 Lake Washington, Washington, General
Obligation Bonds, Refunding Series 2020, 4.000%, 12/01/25
No Opt. Call Aaa 1,452,091
1,955 King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien
Series 2020A, 0.625%, 1/01/32, (Mandatory Put 1/01/24)
7/23 at 100.00 AA 1,873,105
3,360 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2015C, 5.000%, 4/01/24, (AMT)
No Opt. Call AA- 3,495,710
2,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019, 5.000%, 4/01/24, (AMT)
No Opt. Call AA- 2,080,780
2,150 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/01/24)
2/24 at 100.00 BBB+ 2,225,422
5,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/25)
2/25 at 100.00 BBB+ 5,226,300
2,000 Washington State, General Obligation Bonds, Various Purpose Series
2013D, 5.000%, 2/01/23
No Opt. Call Aaa 2,040,540
19,335 Total Washington 19,942,713
Wisconsin - 4.7%
1,850 Howard-Suamico School District, Brown County, Wisconsin, General
Obligation Bonds, School Building & Improvement Series 2021, 5.000%,
3/01/25
No Opt. Call AA 1,975,227
Kenosha, Wisconsin, General Obligation Promissory Notes
Series 2020A:
350 2.000%, 5/01/23 No Opt. Call AA 350,833
625 2.000%, 5/01/25 No Opt. Call AA 613,506
1,250 Kenosha, Wisconsin, General Obligation Promissory Notes Series 2021B,
1.000%, 10/01/25
No Opt. Call N/R 1,163,537
400 Milwaukee, Wisconsin, Sewerage System Revenue Bonds, Green Series
2021S2, 5.000%, 6/01/26
No Opt. Call A1 434,348
New Richmond School District, Saint Croix County,
Wisconsin, General Obligation Bonds, Refunding Series
2021:
1,500 4.000%, 4/01/24 No Opt. Call Aa2 1,549,500
600 5.000%, 4/01/26 No Opt. Call Aa2 656,544
570 Oshkosh, Wisconsin, Sewer System Revenue Bonds, Series 2021E,
4.000%, 5/01/25
No Opt. Call Aa3 593,957
Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Blue Ridge HealthCare, Refunding Series
2020A:
300 5.000%, 1/01/23 No Opt. Call A 305,034
200 5.000%, 1/01/24 No Opt. Call A 208,672
400 5.000%, 1/01/26 No Opt. Call A 428,452

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 300 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson
Valley Medical Center, Series 2021A, 3.000%, 12/01/26
No Opt. Call BB+ $ 291,708
Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Renown Regional Medical Center Project,
Refunding Series 2020A:
700 5.000%, 6/01/24 No Opt. Call A+ 732,494
325 5.000%, 6/01/26 No Opt. Call A+ 355,686
Racine Unified School District, Racine County, Wisconsin,
General Obligation Bonds, Refunding Series 2021:
200 2.000%, 4/01/23 No Opt. Call Aa3 200,706
475 2.000%, 4/01/24 No Opt. Call Aa3 476,154
600 2.000%, 4/01/25 No Opt. Call Aa3 594,420
250 Racine, Racine County, Wisconsin, General Obligation Bonds, Refunding
Series 2020B, 4.000%, 12/01/24
No Opt. Call AA- 258,742
1,870 West Bend Joint School District 1, Washington County, Wisconsin, General
Obligation Bonds, Refunding Series 2021, 3.000%, 4/01/25
No Opt. Call AA- 1,908,728
1,360 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/27
8/22 at 100.00 A3 1,363,713
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, PHW Muskego, Inc. Project, Series 2021:
435 5.000%, 10/01/25 No Opt. Call N/R 453,979
455 5.000%, 10/01/26 No Opt. Call N/R 476,890
3,715 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Advocate Aurora Health Credit Group, Variable Rate Demand
Series 2018B-2, 5.000%, 8/15/54, (Mandatory Put 1/25/23)
No Opt. Call AA 3,782,056
3,155 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Advocate Aurora Health Credit Group, Variable Rate Demand
Series 2018B-3, 5.000%, 8/15/54, (Mandatory Put 1/31/24)
No Opt. Call AA 3,319,628
250 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Agnesian HealthCare, Inc., Series 2017, 5.000%, 7/01/26
No Opt. Call A+ 269,655
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Inc.,
Series 2019A:
75 5.000%, 12/01/23 No Opt. Call A+ 78,174
100 5.000%, 12/01/24 No Opt. Call A+ 106,255
110 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Bellin Memorial Hospital, Inc., Series 2019B, 3.000%, 12/01/24
No Opt. Call A+ 111,477
7,845 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-2, 5.000%,
2/15/51, (Mandatory Put 2/15/27)
8/26 at 100.00 A- 8,530,261
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Oakwood Lutheran Senior
Ministries, Series 2021:
125 4.000%, 1/01/23 No Opt. Call N/R 125,233
160 4.000%, 1/01/24 No Opt. Call N/R 160,435
210 4.000%, 1/01/25 No Opt. Call N/R 210,443
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, PHM / New Richmond Senior
Housing, Inc., Refunding Series 2021:
440 1.950%, 7/01/24 No Opt. Call N/R 419,681
460 2.250%, 7/01/26 No Opt. Call N/R 419,437
350 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2021B, 4.000%,
9/15/25
No Opt. Call N/R 348,943

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint John's Communities Inc.,
Series 2018A:
$ 500 4.000%, 9/15/22, (ETM) No Opt. Call BBB- (4) $ 502,595
455 4.000%, 9/15/23, (ETM) No Opt. Call BBB- (4) 465,929
1,640 Wisconsin Rapids School District, Wood and Portage Counties, Wisconsin,
General Obligation Bonds, Refunding Series 2020, 5.000%, 4/01/24
No Opt. Call Aa3 1,724,001
50 Wisconsin State, General Obligation Bonds, Refunding Series 2021-2,
5.000%, 5/01/25
No Opt. Call AA+ 54,057
1,300 Wisconsin State, Master Lease Certificates of Participation, Series 2021A,
4.000%, 9/01/25
No Opt. Call Aa2 1,356,758
35,955 Total Wisconsin 37,377,848
Wyoming - 0.1%
710 Larmie County, Wyoming, Hospital Revenue Bonds, Cheyenne Regional
Medical Center Project, Refunding Series 2021, 4.000%, 5/01/24
No Opt. Call A 734,325
$ 730,634 Total Municipal Bonds (cost $773,088,013) 756,501,558
Shares Description (1) Value
X 1,332,819 COMMON STOCKS - 0.2%
X 1,332,819
Independent Power and Renewable Electricity Producers - 0.2%
22,152 Energy Harbor Corp (6),(7),(8) $ 1,332,819
Total Common Stocks (cost $751,144) 1,332,819
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
968,190 CORPORATE BONDS - 0.1%
X 968,190
Independent Power and Renewable Electricity Producers - 0.1%
$ 1,000 Energy Harbor Corp (9) 7.000% 5/02/23 N/R $ 968,190
$ 1,000 Total Corporate Bonds (cost $974,932) 968,190
Total Long-Term Investments (cost $774,814,089) 758,802,567
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  2.5%
X 20,000,000 MUNICIPAL BONDS - 2.5%
X 20,000,000
New York - 1.2%
$ 10,000 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Development Series 2020I-3,
0.880%, 11/01/60, (Mandatory Put 7/7/2022) (10)
6/22 at 100.00 N/R $ 10,000,000
Texas - 1.3%
10,000 Gulf Coast Industrial Development Authority, Texas, Revenue Bonds,
ExxonMobil Project, Series 2012, 0.650%, 11/01/41, (Mandatory Put
6/30/2022) (10)
6/22 at 100.00 Aa1 10,000,000
Total Short-Term Investments (cost $20,000,000) 20,000,000
Total Investments (cost $794,814,089 ) - 98.6% 778,802,567
Other Assets Less Liabilities - 1.4% 10,981,179
Net Assets - 100% $ 789,783,746

include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 756,501,558 $ – $ 756,501,558
Common Stocks – 1,332,819 – 1,332,819
Corporate Bonds – – 968,190 968,190
Short-Term Investments:
Municipal Bonds – 20,000,000 – 20,000,000
Total
$ – $ 777,834,377 $ 968,190 $ 778,802,567
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) For fair value measurement disclosure purposes, investment classified as Level 2.
(7) Common Stock received as part of the bankruptcy settlements during February 2020, for Ohio Air Quality Development Authority, Ohio,
Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 0.000%, 12/01/23.
(8) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(9) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(10) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD Purchased on a when-issued or delayed delivery basis.